Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Receivables

	2019	2018
	RMB million	RMB million
Trade receivables	3,188	2,937
Less: loss allowance	(36)	(36)

	3,152	2,901

Ageing Analysis of Trade Receivables Based on Transaction Date
(a)	Ageing analysis
Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2019	2018
	RMB million	RMB million
Within 1 month	2,308	2,325
More than 1 month but less than 3 months	555	492
More than 3 months but less than 12 months	297	90
More than 1 year	28	30

	3,188	2,937
Less: loss allowance	(36)	(36)

	3,152	2,901

Trade Receivables by Currencies
The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2019	2018
	RMB million	RMB million
RMB	2,686	2,430
USD	151	179
EURO	65	104
AUD	33	6
TWD	22	27
GBP	18	13
Others	213	178

	3,188	2,937

Summary of Other Receivables

		2019	2018
	Note	RMB million	RMB million
VAT recoverable		5,214	5,342
Government grants receivables	(i)	1,275	982
Rebate receivables on aircraft acquisitions		616	686
Other deposits		203	426
Others	(ii)	557	584

		7,865	8,020
Less: loss allowance		(5)	(5)

		7,860	8,015

Notes:

(i)	Government grants receivables are recognized as there is reasonable assurance that they will be received and the Group has complied with the conditions attaching to them.
(ii)
The amounts include term deposits of RMB43 million (December 31, 2018: RMB264 million), which have a maturity over 3 months at acquisition. The weighted average annualized interest rate of term deposits as at December 31, 2019 is 2.54% (December 31, 2018: 2.26%).